Operating Expenses Before Credit Impairment Charges, Provisions and Charges	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Operating Expenses Before Credit Impairment Charges, Provisions and Charges	6. OPERATING EXPENSES BEFORE CREDIT IMPAIRMENT CHARGES, PROVISIONS
AND CHARGES
For the year ended 31 December

			Group
	2023	2022	2021
	£m	£m	£m
Staff costs:
Wages and salaries	839	745	745
Performance-related payments	162	170	183
Social security costs	115	112	112
Pensions costs: – defined contribution plans	71	60	64
–defined benefit plans	13	28	38
Other personnel costs	41	44	41
	1,241	1,159	1,183
Other administration expenses	925	888	826
Depreciation, amortisation and impairment	290	296	501
	2,456	2,343	2,510
Staff costs
Performance-related payments’ include bonuses paid in cash and share awards granted under the arrangements described in Note 36. Included in this are equity-
settled share-based payments, none of which related to option-based schemes. These are disclosed in the table below as ‘Shares awards’. Performance-related payments above include amounts related to deferred performance awards as follows:

	Costs recognised in 2023			Costs expected to be recognised in 2024 or later
	Arising from awards in current year	Arising from awards in prior year	Total	Arising from awards in current year	Arising from awards in prior year	Total
	£m	£m	£m	£m	£m	£m
Cash	3	4	7	5	7	12
Shares	2	5	7	4	7	11
	5	9	14	9	14	23
The following table shows the amount of bonus awarded to employees for the performance year 2023. In the case of deferred cash and shares awards, the final amount paid to an employee is influenced by forfeiture provisions and any performance conditions to which the awards are subject. The deferred shares award amount is based on the fair value of the awards at the date of grant.

	Expenses charged in the year		Expenses deferred to future periods		Total
	2023	2022	2023	2022	2023	2022
	£m	£m	£m	£m	£m	£m
Cash award – not deferred	140	145	—	—	140	145
–deferred	7	8	12	14	19	22
Shares award – not deferred	8	9	—	—	8	9
–deferred	7	8	11	14	18	22
Total discretionary bonus	162	170	23	28	185	198
Other share-based payments’ consist of options granted under the Employee Sharesave scheme which comprise the Santander UK group’s cash-settled share-
based payments. For more, see Note 36.
The average number of full-time equivalent staff was 19,546 (2022: 18,123, 2021: 19,704).
Depreciation, amortisation and impairment
In 2023, depreciation, amortisation and impairment included depreciation of £64m (2022: £73m, 2021: £81m) on operating lease assets (where the Santander UK group is the lessor) with a carrying amount of £488m at 31 December 2023 (2022: £577m, 2021: £595m). It also included depreciation of £30m (2022: £19m,
2021: £19m) on right-of-use assets with a carrying amount of £90m at 31 December 2023 (2022: £112m, 2021: £117m).
Other administration expenses includes £19m (2022: £21m, 2021: £23m) related to short-term leases.In 2023, depreciation, amortisation and impairment included an impairment charge of £25m (2022: £10m, 2021: £88m) associated with branch and head office site closures as part of the transformation programme. For more, see Note 21.